Taxation - Tax Charge Reconciled to Profit Before Taxation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Profit before taxation	£ 346.3	£ 1,159.8	£ 950.8
Tax at the corporation rate of 19.0%	81.4	220.4	180.7
Tax effect of (earnings)/losses from associates	(15.0)	17.4	(13.3)
Irrecoverable withholding taxes	34.8	25.9	52.3
Tax effect of items that are not deductible in determining taxable profits	39.0	66.7	29.3
Tax effect of non-deductible goodwill impairment	16.2	7.2	0.6
Effect of different tax rates in subsidiaries operating in other jurisdictions	41.8	94.3	81.2
Origination and reversal of unrecognised temporary differences	8.8	(1.1)	(36.3)
Tax losses not recognised or utilised in the year	44.0	9.8	7.4
Utilisation of tax losses not previously recognised	(15.3)	(5.4)	(5.1)
Net release of prior year provisions in relation to acquired businesses	(3.9)	(2.8)	(1.1)
Other prior year adjustments	(82.7)	(48.0)	(41.8)
Impact of deferred tax rate change	0.0	0.0	(23.8)
Tax charge	£ 149.1	£ 384.4	£ 230.1
Effective tax rate on profit before tax	43.10%	33.10%	24.20%